Label	Element	Value
PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

PowerShares CEF Income Composite Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares CEF Income Composite Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•  On page 15, the fifth sentence of the first paragraph in the section titled "PowerShares CEF Income Composite Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  On page 19, under the section titled "PowerShares CEF Income Composite Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 19, under the section titled "PowerShares CEF Income Composite Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.